INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

		Intangible Assets
($ millions)	Goodwill	Purchase and Sale Contracts and Other	Customer Relationships	Purchase Option	Total	Total Goodwill & Intangible Assets
Cost
Balance at December 31, 2017	3,871	216	638	277	1,131	5,002
Additions and other	7	11	1	—	12	19
Transfers	—	—	—	(277)	(277)	(277)
Balance at December 31, 2018	3,878	227	639	—	866	4,744
Additions and other	—	13	—	—	13	13
Acquisition (Note 6)	809	—	1,254	—	1,254	2,063
Foreign exchange adjustments	(3)	—	(12)	—	(12)	(15)
Balance at December 31, 2019	4,684	240	1,881	—	2,121	6,805

Amortization
Balance at December 31, 2017	—	145	143	—	288	288
Amortization	—	19	28	—	47	47
Balance at December 31, 2018	—	164	171	—	335	335
Amortization	—	10	31	—	41	41
Balance at December 31, 2019	—	174	202	—	376	376

Carrying amounts
Balance at December 31, 2018	3,878	63	468	—	531	4,409
Balance at December 31, 2019	4,684	66	1,679	—	1,745	6,429

Disclosure of goodwill and intangible assets by segment
The aggregate carrying amount of intangible assets and goodwill allocated to each operating segment is as follows:

As at December 31 ($ millions)	2019			2018
	Goodwill	Intangible Assets	Total	Goodwill	Intangible Assets	Total
Pipelines	2,703	1,505	4,208	1,897	278	2,175
Facilities	541	97	638	541	102	643
Marketing & New Ventures	1,440	112	1,552	1,440	131	1,571
Corporate	—	31	31	—	20	20
	4,684	1,745	6,429	3,878	531	4,409

For the year ended December 31, 2019	Pipelines	Facilities	Marketing & New Ventures	Corporate & Inter-Division Eliminations	Total
($ millions)
Revenue from external customers	1,650	776	4,804	—	7,230
Inter-division revenue	137	345	—	(482)	—
Total revenue(1)(2)	1,787	1,121	4,804	(482)	7,230
Operating expenses	436	344	—	(178)	602
Cost of goods sold, including product purchases	—	4	4,417	(311)	4,110
Realized gain on commodity-related derivative financial instruments	—	—	(33)	—	(33)
Share of profit from equity accounted investees	270	50	50	—	370
Depreciation and amortization included in operations	245	168	51	11	475
Unrealized loss on commodity-related derivative financial instruments	—	—	13	—	13
Gross profit	1,376	655	406	(4)	2,433
Depreciation included in general and administrative	—	—	—	36	36
Other general and administrative	30	14	35	181	260
Other expense	3	—	3	9	15
Impairment of investment in equity accounted investees	300	—	—	—	300
Reportable segment results from operating activities	1,043	641	368	(230)	1,822
Net finance costs (income)	9	23	(8)	270	294
Reportable segment earnings (loss) before tax	1,034	618	376	(500)	1,528
Capital expenditures	892	569	157	27	1,645
Contributions to equity accounted investees	13	73	177	—	263

For the year ended December 31, 2018	Pipelines	Facilities(3)	Marketing & New Ventures(3)	Corporate & Inter-Division Eliminations	Total
($ millions)
Revenue from external customers	1,464	712	5,175	—	7,351
Inter-division revenue	124	302	—	(426)	—
Total revenue(1)(2)	1,588	1,014	5,175	(426)	7,351
Operating expenses	396	313	—	(158)	551
Cost of goods sold, including product purchases	—	8	4,789	(282)	4,515
Realized loss on commodity-related derivative financial instruments	—	—	51	—	51
Share of profit from equity accounted investees	279	30	102	—	411
Depreciation and amortization included in operations	216	149	26	—	391
Unrealized gain on commodity-related derivative financial instruments	—	—	(73)	—	(73)
Gross profit	1,255	574	484	14	2,327
Depreciation included in general and administrative	—	—	—	26	26
Other general and administrative	26	17	41	169	253
Other expense	—	5	12	10	27
Reportable segment results from operating activities	1,229	552	431	(191)	2,021
Net finance costs	9	6	16	248	279
Reportable segment earnings (loss) before tax	1,220	546	415	(439)	1,742
Capital expenditures	711	348	134	33	1,226
Contributions to equity accounted investees	—	56	2	—	58

(1)	Total revenue includes $215 million (2018: $265 million) associated with U.S. revenues.

(2)	During both periods, one customer accounted for 10 percent or more of total revenues, with $718 million (2018: $792 million) reported throughout all segments.

(3)
Revenue and cost of goods sold reported for all 2018 periods have been recast to reflect updated presentation for 2019, where the majority of cost of goods sold and corresponding revenues are reported in Marketing & New Ventures.

Disclosure of key assumptions used in goodwill impairment
For each operating segment, key assumptions and discount rate sensitivity are presented below:

	Operating Segments
2019	Pipelines	Facilities	Marketing & New Ventures
(Percent)
Pre-tax discount rate	6.80	6.48	10.57
Adjusted inflation rate	1.16	1.62	1.80
Incremental increase in discount rate that would result in carrying value equal to recoverable amount
Increase in pre-tax discount rate	4.14	4.85	7.65